ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

Shaina L. Maldonado
T +1 212 596 9171 shaina.maldonado@ropesgray.com

September 6, 2019

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Funds Trust (the “Trust”)

File Nos.: 333-164298 and 811-22378

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the Prospectus and Statement of Additional Information for DoubleLine Income Fund that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 78 to the Trust’s Registration Statement under the Securities Act and Amendment No. 86 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 78/86”), as filed electronically with the Commission on August 30, 2019. Amendment No. 78/86 became effective on September 3, 2019.

Please direct any questions regarding this filing to me at (212) 596-9171. Thank you for your attention in this matter.

Very truly yours,

/s/ Shaina Maldonado

Shaina Maldonado

cc:	Youse Guia
Adam Rossetti
Neal Zalvan
Timothy W. Diggins
Jeremy C. Smith